Exceptional items	6 Months Ended
Dec. 31, 2019
Exceptional items
Exceptional items

8         Exceptional items

	Three months ended		Six months ended
	31 December		31 December
	2019	2018	2019	2018
	£’000	£’000	£’000	£’000
Compensation paid for loss of office	—	(19,599)	—	(19,599)
	—	(19,599)	—	(19,599)

Compensation paid for loss of office relates to amounts payable to the former manager and certain members of the coaching staff.